Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	Medpace Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37856
Entity Tax Identification Number	32-0434904
Entity Address, Address Line One	5375 Medpace Way
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45227
City Area Code	513
Local Phone Number	579-9911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	MEDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001668397